Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Less valuation allowance	$ (5,015,200)	$ (3,846,400)	$ (2,800,800)
Net Deferred Tax Assets
Federal [Member]
Deferred tax assets	3,886,600	2,980,100	2,205,200
Less valuation allowance	(3,886,600)	(2,980,100)	(2,205,200)
Deferred tax liabilities
Net Deferred Tax Assets
State [Member]
Deferred tax assets	1,128,600	866,300	595,600
Less valuation allowance	(1,128,600)	(866,300)	(595,600)
Deferred tax liabilities
Net Deferred Tax Assets